Provision for Doubtful Debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 8,889	$ 8,930
Amounts used during the year	0	(995)
Amounts provided during the year	1,691	3,083
Amounts released during the year	(3,226)	(2,355)
Foreign exchange	26	226
Closing provision	$ 7,380	$ 8,889